Funding from Related Party (Details) $ in Millions					6 Months Ended
		Dec. 13, 2024 USD ($)	Dec. 13, 2024 AUD ($)	Dec. 10, 2024 AUD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025
Funding from Related Party [Line Items]
Repayable amount					$ 948,315
Advance funds		$ 946,020	$ 1.5	$ 2.0
Principle loan	[1]				791,418	$ 4,234,254
European Lithium Limited [Member]
Funding from Related Party [Line Items]
Repayable amount					5,060,275
Principle loan					946,020
Accrued interest					$ 2,295
Forecast [Member]
Funding from Related Party [Line Items]
Accrued interest rate							5.00%

[1]	On 26 October 2022, European Lithium Ltd (EUR) announced that it has entered into a business combination agreement with Sizzle Acquisition Corp., a US special purpose acquisition company listed on NASDAQ (NASDAQ:SZZL) (Sizzle), pursuant to which EUR will effectively sell down its shareholding in European Lithium AT (Investments) Ltd, ECM Lithium AT GmbH and ECM Lithium AT Operating GmbH (collectively EUR Austria), which hold the Wolfsberg Lithium Project and certain other mineral permits prospective for lithium in Austria, in consideration for the issue of shares in the Company (Transaction). The Transaction was approved by EUR shareholders on 20 January 2023 and on 22 February 2024, Sizzle shareholders approved the Transaction at a special meeting. CRML commenced trading on the Nasdaq on 28 February 2024. In accordance with the Transaction, EUR will be reimbursed for certain expenses incurred in respect to the Transaction. In addition, EUR has provided funding to CRML to cover certain operational expenses since closing of the Transaction. As at 31 December 2024, a total of $5,060,275 is repayable to EUR. The funds advanced are repayable on demand.